Postretirement Benefit and Post Employment Obligations - Summary of Benefit Obligations, Fair Value of Plan Assets and Unfunded Status (Details) - Foreign Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation
Service cost	$ 0.6	$ 0.6	$ 0.7
Interest cost	0.3	0.5	0.5
Change in plan assets
Fair value of plan assets at the beginning of the year	7.6
Fair value of plan assets at the end of the year	7.0	7.6
Unfunded status at the end of the year	(6.9)	(9.4)
Change In Benefit Obligation [Member]
Change in benefit obligation
Benefit obligation at beginning of the year	17.0	17.0
Service cost	0.5	0.5
Interest cost	0.3	0.5
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	0.0	(0.1)
Actuarial (gain)/loss	(1.1)	1.9
Plan amendments	0.0	0.0
Benefits paid	(1.0)	(0.9)
Curtailments	0.0	0.0
Effect of foreign currency exchange rate changes	(1.8)	(2.0)
Transfers	(0.1)	0.0
Benefit obligation at the end of the year	13.9	17.0	17.0
Change in plan assets
Administrative expenses/taxes paid	0.0	(0.1)
Plan participants contribution	0.1	0.1
Benefits paid	(1.0)	(0.9)
Change In Plan Assets [Member]
Change in benefit obligation
Plan participants contribution	0.1	0.1
Administrative expenses/taxes paid	0.0	(0.1)
Benefits paid	(1.0)	(0.9)
Change in plan assets
Fair value of plan assets at the beginning of the year	7.6	6.0
Actual return of plan assets	0.2	2.1
Administrative expenses/taxes paid	0.0	(0.1)
Employer contributions	1.1	1.0
Plan participants contribution	0.1	0.1
Benefits paid	(1.0)	(0.9)
Transfers	(0.1)	0.0
Effect of foreign currency exchange rate changes	(0.9)	(0.6)
Fair value of plan assets at the end of the year	$ 7.0	$ 7.6	$ 6.0